INVENTORIES (Tables)	6 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Components of inventories are as follows:
	June 30,	December 31,
	2018	2018
		(Unaudited)

Raw materials	$19,047	$15,250
Work in progress	26,425	10,514
Finished goods	12,602	9,804

	$58,074	$35,568